Share-based Compensation - Amendment to 2013 Long-Term Incentive Plan (Details)	Jun. 19, 2017 shares
Amended And Restated, The 2013 Plan | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)	14,714,000